Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 17, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated July 30, 2021 (as revised October 13, 2021) and the Statement of Additional Information (the “SAI”), dated July 30, 2021 (as revised January 26, 2022), for the iShares India 50 ETF (INDY) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on‑exchange transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund, along with certain other iShares funds, has entered into a line of credit with State Street Bank and Trust Company to facilitate the Transfer.
The Fund is expected to effect a substantial portion of the Transfer prior to August 31, 2022. After this portion of the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 17, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated July 30, 2021 (as revised October 13, 2021) and the Statement of Additional Information (the “SAI”), dated July 30, 2021 (as revised January 26, 2022), for the iShares India 50 ETF (INDY) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on‑exchange transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund, along with certain other iShares funds, has entered into a line of credit with State Street Bank and Trust Company to facilitate the Transfer.
The Fund is expected to effect a substantial portion of the Transfer prior to August 31, 2022. After this portion of the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.